Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2021
Registrant Name	dei_EntityRegistrantName	JPMORGAN TRUST IV
CIK	dei_EntityCentralIndexKey	0001659326
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 10, 2022
Effective Date	dei_DocumentEffectiveDate	Mar. 18, 2022
Prospectus Date	rr_ProspectusDate	Mar. 18, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A